Risk management	12 Months Ended
Dec. 31, 2023
Disclosure of risk management [Abstract]
Risk Management
4. RISK MANAGEMENT
The Group is exposed to various risks that may arise from its operating activities and the main types of risks are credit risk, market risk, liquidity risk and etc. The Risk Management Department analyze and assess the level of complex risks in order to manage the risks and the risk management standards such as policies, regulations, management systems and decision-making have been established and operated for sound management of the Group.
The risk management organization is operated by Risk Management Committee, Chief Risk Officer(CRO), and Risk Management Department. The Board of Directors operates a Risk Management Committee comprised of outside directors for professional risk management. The Risk Management Committee plays a role as the top decision-making body in risk management by establishing basic policies for risk management that are in line with the Group’s management strategy and determining the risk level that the Group is willing to take.
The Chief Risk Officer (CRO) assists the Risk Management Committee and operates a Group Risk Management Council comprised of risk management managers of subsidiaries to periodically check and improve the risk burden of external environments and the Group. The risk management department is independent and is in charge of risk management of the Group. It also supports reporting and decision-making of key risk-related issues.

(1) Credit risk
Credit risk represents the possibility of financial losses incurred due to the refusal of the transaction or when the counterparty fails to fulfill its contractual obligations. The goal of credit risk management is to maintain the Group’s credit risk exposure to a permissible degree and to optimize its rate of return considering such credit risk.
1) Credit risk management
To measure credit risk, the Group considers the probability of failure in performing the obligation of its counterparties, credit exposure to the counterparty, the related default risk and the rate of default loss. The Group uses the credit rating model to assess the possibility of counterparty’s default risk; and when assessing the obligor’s credit rating, other than quantitative methods utilizing financial statements and others, and assessor’s judgement, the Group utilizes credit rating derived using statistical methods.
In order to manage credit risk limit, the Group establishes the appropriate credit line per obligor, company or industry by monitoring obligor’s credit line, total exposures and loan portfolios when approving the loan.
The Group mitigates credit risk resulting from the obligor’s credit condition by using financial and physical collateral, guarantees, netting agreements and purchase of credit derivatives that have low correlation with the obligor’s credit status. The Group has adopted the entrapment method to mitigate its credit risk. Credit risk mitigation is reflected in qualifying financial collateral, trade receivables, guarantees, residential and commercial real estate and other collaterals. The Group regularly performs a revaluation of collateral reflecting such credit risk mitigation.
2) Measurement of expected credit loss
IFRS 9 requires entities to measure loss allowance equal to
12-month
expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, depends on the degree of increase in credit risk since their initial recognition.

Classification	Stage 1	Stage 2	Stage 3
Definition	No significant increase in credit risk after initial recognition (*)	Significant increase in credit risk after initial recognition	Credit-impaired
Loss allowance	12-month expected credit losses:	Lifetime expected credit losses:
	Expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date	Expected credit losses that result from all possible default events over the life of the financial instrument

(*)	If the financial instrument has low credit risk at the end of the reporting period, the Group may assume that the credit risk has not increased significantly since initial recognition.
Loss allowance under credit impairment model is measured as the cumulative change in lifetime expected credit loss since initial recognition.
At the end of each reporting period the Group assesses whether credit risk has significantly been increased since the date of initial recognition. The Group assesses whether the credit risk has increased significantly since initial recognition by using credit rating, asset quality level, early warning system, days past due and others. For financial assets whose contractual cash flows have been modified, the Group assesses whether there is a significant increase in credit risk on the same basis.

The Group performs the below assessment to both corporate and retail exposures, and indicators of significant increase in credit risk are as follows:

Corporate Exposures	Retail Exposures
Asset quality level ‘Precautionary’ or lower	Asset quality level ‘Precautionary’ or lower
More than 30 days past due	More than 30 days past due
‘Warning’ level in early warning system	Significant decrease in credit rating(*)
Debtor experiencing financial difficulties (Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors)	Deferment of repayment of principal and interest
Significant decrease in credit rating (*)	Deferment of interest
Deferment of repayment of principal and interest
Deferment of interest

(*)	The Group has applied the below indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored.

	Credit rating	Significant increased indicator of the credit rating
Corporate	AAA ~ A+	More than or equal to 4 steps
	A- ~ BBB	More than or equal to 3 steps
	BBB- ~ BB+	More than or equal to 2 steps
	BB ~ BB-	More than or equal to 1 step
Retail	1 ~ 3	More than or equal to 3 steps
	4 ~ 5	More than or equal to 2 steps
	6 ~ 10	More than or equal to 1 step
The Group determined that there is no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A + or higher, which are deemed to have low credit risk at the end of the reporting period.
The Group concludes that credit is impaired when financial assets are under conditions stated below:

•	When principal and interest of loan is overdue for 90 days or longer due to significant deterioration in credit

•	For loans overdue for less than 90 days, when it is determined that not even a portion of the loan will be recovered unless claim actions such as disposal of collaterals are taken

•	When other objective indicators of impairment have been noted for the financial asset.
The Group has estimated the allowance for credit losses using an estimation model that additionally reflects the future economic forward information based on the past experience loss rate data.
Loss allowance is calculated by applying PD (default rate) and LGD (loss rate on default) estimated for each financial asset in consideration of factors such as obligor type, credit rating and portfolio. The estimates are regularly being reviewed in order to reduce discrepancies with actual losses.
In measuring the expected credit losses, the Group is also using reasonable and supportable macroeconomic indicators such as GDP growth rate, Personal consumption expenditures price index rate, consumer price index change rate in order to forecast future economic conditions.

The Group is conducting the following procedures to estimate and apply future economic forecast information.

•	Development of estimation models through regression analysis of corporate retail/year-by-year default rate and macroeconomic indicator data by year

Major macroeconomic indicators	Correlation between credit risk and macroeconomic indicators
GDP growth rate	Negative(-) Correlation
Personal consumption expenditures increase/decrease rate	Negative(-) Correlation
Won-dollar exchange rate	Positive(+) Correlation

•
Calculation of estimated default rate incorporating future economic forecasts by applying estimated macroeconomic indicators provided by verified institutions such as Bank of Korea and National Assembly Budget Office to the estimation model developed

•	Forecast of macroeconomic variables
a) Probability weight
As of December 31, 2023, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit:  %):

	Basic Scenario	Upside Scenario	Downside Scenario	Worst Scenario
Probability weight	44.36	9.41	26.23	20
b) Economic forecast of each major macroeconomic variables by scenario (prospect period: 2024)
As of December 31, 2023, the forecasts of major macroeconomic variables by scenario is as follows (Unit:  %)

	Basic Scenario	Upside Scenario	Downside Scenario	Worst Scenario
GDP growth rate	2.1	2.29	1.76	(-)5.10
Personal consumption expenditures increase/decrease rate	1.9	2.27	1.23	(-)12.22
Won-dollar exchange rate	1,263	1,255	1,277	1,560
The results of Woori Bank’s sensitivity analysis on expected credit loss provisions due to changes in macroeconomic indicators as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

			December 31, 2022
Corporate	Personal consumption expenditures price index rate	Increase by 1% point	(59,987)
		Decrease by 1% point	68,036

Retail	Consumer price index change rate	Increase by 1% point	(24,164)
		Decrease by 1% point	28,042

			December 31, 2023
Corporate	Personal consumption expenditures price index rate	Increase by 1% point	(46,211)
		Decrease by 1% point	52,862

Retail	Consumer price index change rate	Increase by 1% point	—
		Decrease by 1% point	—

(*1)	The sensitivity of the effect of the GDP growth rate on banks’ ECLs is not significant.
(*2)	The consumer price index was excluded from the estimation model of the forward looking for the year ended December 31, 2023.

•
The increase rate between the measured default rate and the predicted default rate is used as a future economic forecast adjustment coefficient and reflected to the applicable estimate for the current year.

3) Maximum exposure
The Group’s maximum exposure to credit risk shows the uncertainties related to the maximum possible variation of financial assets’ net value as a result of changes in the specific risk factors, prior to the consideration of collaterals that are recorded at net carrying amount after allowances and other credit enhancements. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused amount of commitments for loan commitment.
The maximum exposure to credit risk as of December 31, 2022 and 2023 is as follows (Unit: Korean Won in millions):

		December 31, 2022	December 31, 2023
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	2,877,685	2,297,088
	Banks	21,571,097	21,996,558
	Corporates	143,507,852	159,343,530
	Consumers	187,804,095	189,510,972

	Sub-total	355,760,729	373,148,148

Financial assets at FVTPL (*2)	Deposits	34,995	39,241
	Debt securities	4,270,532	6,307,238
	Loans	899,228	782,716
	Derivative assets	8,206,181	5,798,329
	Others	1,505	2,585

	Sub-total	13,412,441	12,930,109

Financial assets at FVTOCI	Debt securities	32,145,758	36,694,111
Securities at amortized cost	Debt securities	28,268,516	23,996,172
Derivative assets	Derivative assets (Designated for hedging)	37,786	26,708
Off-balance accounts	Payment guarantees (*3)	11,921,586	13,793,301
	Loan commitments	118,172,070	126,829,192

	Sub-total	130,093,656	140,622,493

	Total	559,718,886	587,417,741

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2022 and 2023, the financial guarantee amount of 3,095,091 million Won and 3,661,656 million Won are included, respectively.

a) Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2022
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	331,572,328	5,188,826	4,721,440	215,174	719,301	13,343,660	355,760,729
Securities at amortized cost	26,883,967	642,089	421,248	16,658	—	304,554	28,268,516
Financial assets at FVTPL	9,272,673	2,607	2,210,580	318,322	168,013	1,440,246	13,412,441
Financial assets at FVTOCI	27,780,323	806,320	2,297,076	1,726	41,421	1,218,892	32,145,758
Derivative assets (Designated for hedging)	37,786	—	—	—	—	—	37,786
Off-balance accounts	126,531,020	981,139	380,209	25,644	16,987	2,158,657	130,093,656

Total	522,078,097	7,620,981	10,030,553	577,524	945,722	18,466,009	559,718,886

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2023
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	345,748,021	5,068,801	5,527,208	260,834	617,188	15,926,096	373,148,148
Securities at amortized cost	22,529,414	111,832	1,049,669	—	—	305,257	23,996,172
Financial assets at FVTPL	10,103,182	519	1,507,518	355,478	143,229	820,183	12,930,109
Financial assets at FVTOCI	32,422,652	724,786	2,367,997	7	32,194	1,146,475	36,694,111
Derivative assets (Designated for hedging)	26,010	—	—	—	698	—	26,708
Off-balance accounts	136,287,485	921,904	745,832	20,045	26,351	2,620,876	140,622,493

Total	547,116,764	6,827,842	11,198,224	636,364	819,660	20,818,887	587,417,741

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.
b) Credit risk exposure by industries
① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2022 and 2023 (Unit: Korean Won in millions):

	December 31, 2022
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	78,173,716	37,013,486	31,485,795	5,613,480	183,167,572	20,306,680	355,760,729
Securities at amortized cost	239,141	—	16,198,175	199,924	—	11,631,276	28,268,516
Financial assets at FVTPL	200,678	184,019	9,776,234	51,244	1,167	3,199,099	13,412,441
Financial assets at FVTOCI	417,877	231,132	22,249,839	48,225	—	9,198,685	32,145,758
Derivative assets (Designated for hedging)	—	—	37,786	—	—	—	37,786
Off-balance accounts	18,661,383	22,492,863	10,523,731	3,143,673	69,404,456	5,867,550	130,093,656

Total	97,692,795	59,921,500	90,271,560	9,056,546	252,573,195	50,203,290	559,718,886

	December 31, 2023
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	84,704,246	44,591,685	30,388,823	5,583,281	185,083,452	22,796,661	373,148,148
Securities at amortized cost	189,193	—	14,151,799	69,720	—	9,585,460	23,996,172
Financial assets at FVTPL	330,193	233,528	7,184,371	81,731	2,600	5,097,686	12,930,109
Financial assets at FVTOCI	453,694	408,377	25,832,327	290,856	—	9,708,857	36,694,111
Derivative assets (Designated for hedging)	—	—	26,708	—	—	—	26,708
Off-balance accounts	22,561,220	22,897,412	13,804,163	2,826,738	73,042,394	5,490,566	140,622,493

Total	108,238,546	68,131,002	91,388,191	8,852,326	258,128,446	52,679,230	587,417,741

4) Credit risk exposure
a) Financial assets
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (designated for hedging) as of December 31, 2022 and 2023 is as follows (Unit: Korean Won in millions):

	December 31, 2022
	Stage 1		Stage 2		Stage 3	Credit impairment model	Total	Loss allowance	Total, net
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Loans and other financial assets at amortized cost	308,498,799	23,391,187	13,061,081	11,533,632	1,447,967	313,717	358,246,383	(2,485,654)	355,760,729
Korean treasury and government agencies	2,879,057	39	—	—	—	—	2,879,096	(1,411)	2,877,685
Banks	21,182,445	393,181	2,125	—	18,053	—	21,595,804	(24,707)	21,571,097
Corporates	120,407,588	16,680,863	2,556,885	4,429,148	637,187	313,717	145,025,388	(1,517,536)	143,507,852
General business	74,939,770	9,291,691	1,754,620	3,083,232	421,659	—	89,490,972	(1,016,039)	88,474,933
Small- and medium-sized enterprise	34,965,279	6,751,297	754,668	1,257,741	173,818	—	43,902,803	(400,328)	43,502,475
Project financing and others	10,502,539	637,875	47,597	88,175	41,710	313,717	11,631,613	(101,169)	11,530,444
Consumers	164,029,709	6,317,104	10,502,071	7,104,484	792,727	—	188,746,095	(942,000)	187,804,095
Securities at amortized cost	28,276,901	—	—	—	—	—	28,276,901	(8,385)	28,268,516
Financial assets at FVTOCI (*3)	31,914,193	231,565	—	—	—	—	32,145,758	(11,805)	32,145,758

Total	368,689,893	23,622,752	13,061,081	11,533,632	1,447,967	313,717	418,669,042	(2,505,844)	416,175,003

	December 31, 2022
	Collateral value
	Stage1	Stage2	Stage3	Credit impairment model	Total
Loans and other financial assets at amortized cost	213,228,740	19,354,919	607,614	313,717	233,504,990
Korean treasury and government agencies	24,276	—	—	—	24,276
Banks	1,858,595	—	—	—	1,858,595
Corporates	82,314,488	4,982,087	316,085	313,717	87,926,377
General business	44,465,799	3,390,139	194,597	—	48,050,535
Small- and medium-sized enterprise	32,503,289	1,537,173	84,798	—	34,125,260
Project financing and others	5,345,400	54,775	36,690	313,717	5,750,582
Consumers	129,031,381	14,372,832	291,528	—	143,695,742
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	213,228,740	19,354,919	607,614	313,717	233,504,990

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

	December 31, 2023
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	321,115,435	26,073,686	12,728,437	13,702,855	1,906,434	768,487	376,295,334	(3,147,186)	373,148,148
Korean treasury and government agencies	2,299,323	21	—	—	—	—	2,299,344	(2,256)	2,297,088
Banks	21,880,151	122,383	21,771	—	15,295	—	22,039,600	(43,042)	21,996,558
Corporates	132,702,723	18,890,349	2,630,918	5,411,611	882,459	768,487	161,286,547	(1,943,017)	159,343,530
General business	87,551,345	10,147,028	1,773,713	3,150,829	548,169	—	103,171,084	(1,161,824)	102,009,260
Small- and medium-sized enterprise	36,220,660	8,182,558	753,275	1,587,473	225,463	—	46,969,429	(508,736)	46,460,693
Project financing and others	8,930,718	560,763	103,930	673,309	108,827	768,487	11,146,034	(272,457)	10,873,577
Consumers	164,233,238	7,060,933	10,075,748	8,291,244	1,008,680	—	190,669,843	(1,158,871)	189,510,972
Securities at amortized cost	24,010,113	—	—	—	—	—	24,010,113	(13,941)	23,996,172
Financial assets at FVTOCI (*3)	36,481,028	213,083	—	—	—	—	36,694,111	(27,379)	36,694,111

Total	381,606,576	26,286,769	12,728,437	13,702,855	1,906,434	768,487	436,999,558	(3,188,506)	433,838,431

	December 31, 2023
	Collateral value
	Stage1	Stage2	Stage3	Credit impairment model	Total
Loans and other financial assets at amortized cost	224,611,919	21,235,346	767,731	768,275	247,383,271
Korean treasury and government agencies	39,199	—	—	—	39,199
Banks	2,136,530	—	—	—	2,136,530
Corporates	92,544,712	5,915,710	382,605	768,275	99,611,302
General business	52,951,331	4,058,593	169,855	—	57,179,779
Small- and medium-sized enterprise	33,580,230	1,590,947	112,117	—	35,283,294
Project financing and others	6,013,151	266,170	100,633	768,275	7,148,229
Consumers	129,891,478	15,319,636	385,126	—	145,596,240
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	224,611,919	21,235,346	767,731	768,275	247,383,271

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
b) Payment Guarantees and commitments
The credit quality of the payment guarantees and loan commitments as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	10,790,470	846,997	25,826	245,061	13,232	11,921,586
Loan Commitments	113,169,542	2,610,173	1,638,982	753,139	234	118,172,070

Total	123,960,012	3,457,170	1,664,808	998,200	13,466	130,093,656

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2023
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	12,515,536	1,150,185	73,192	40,890	13,498	13,793,301
Loan Commitments	120,623,982	3,512,099	2,166,380	496,824	29,907	126,829,192

Total	133,139,518	4,662,284	2,239,572	537,714	43,405	140,622,493

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

5) Collateral and other credit enhancements
For the years ended December 31, 2022 and 2023, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.
6) Among financial assets that measured loss allowance at lifetime expected credit losses, amortized costs before changes in contractual cash flows as of December 31, 2022 and 2023 are 149,511 million Won and 161,893 million Won, respectively, with net losses recognized along with the changes 8,474 million Won and 5,107 million Won, respectively.
7) The Group determines which loan is subject to
write-off
in accordance with internal guidelines and writes off loan receivables when it is determined that the loans are practically irrecoverable. For example, loans are practically irrecoverable when application is made for rehabilitation under the Debtor Rehabilitation and Bankruptcy Act and loans are confirmed as irrecoverable by the court’s decision to waive debtor’s obligation, or when it is impossible to recover the loan amount through legal means such as auctioning of debtor’s assets or through any other means of recovery available.
As the Group manages receivables that have not lost the right of claim to the debtor for the grounds of incomplete statute limitation and uncollected receivables under the related laws as receivable charge-offs, the balance as of December 31, 2022 and 2023 are 9,825,284 million Won and 10,089,739 million Won. In addition, the contractual non-recoverable
amount of financial assets amortized for the year ended December 31, 2023, but still in the process of recovery is 1,599,465 million Won.
(2) Market risk
Market risk is the possible risk of loss arising from trading position and non-trading
position as a result of the volatility of market factors such as interest rates, stock prices and foreign exchange rates.
1) Market risk management
Market risk management refers to the process of making and implementing decisions for the avoidance, acceptance or mitigation of risks by identifying the underlying source of the risks, measuring its level, and evaluating the appropriateness of the level of accepted market risks for both trading and non-trading
activities.
a) Trading activities
The Group uses the standard approach and internal model approach (Woori Bank) in measuring market risk for trading positions, and allocates market risk capital through the Risk Management Committee. Risk management departments of the Group and its subsidiaries manage limits in detail including those on risk and loss with their management result regularly reported to the Risk Management Committee.
Subsidiaries such as Woori Bank manage market internal capital limits using the Basel III standard approach, and other subsidiaries manage market risks by applying the simple method.
The Basel III standard approach consists of a sensitivity method that measures linear and nonlinear losses that may occur due to unfavorable fluctuations in market risk factors, bankruptcy risks that may occur due to sudden bankruptcy, and residual risk-bearing equity capital for other losses.

Woori Bank, a major subsidiary subject to Basel III standard approach of market risk management, has the following equity capital required for market risk.(Unit : Korean Won in millions)

	Risk Group	December 31, 2023
Sensitivity-based risk	General interest rate risk	37,832
	Equity risk	9,376
	Commodity risk	12
	Foreign exchange risk	249,044
	Non-securitization credit spread risk	27,371
	Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk	—
	CTP credit spread risk	—
Default risk	Non-Securitization bankruptcy risk	—
	Securitization (excluding CTP) default risk	—
	CTP default risk	—
Residual risk	Residual risk	692

Total		324,327

The minimum, maximum and average VaR for the year December 31, 2022 and the VaR as of December 31, 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2022	For the year ended December 31, 2022
Risk factor		Average	Maximum	Minimum
Interest rate	11,800	8,847	11,987	4,298
Stock price	7,055	6,590	12,448	1,806
Foreign currencies	17,608	14,002	22,251	5,421
Diversification	(17,354)	(12,725)	(19,640)	(4,201)

Total VaR (*)	19,109	16,714	27,046	7,324

(*)	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.
b)
Non-trading
activities
From the end of 2019 for the Bank and the beginning of 2021 for non-banking
subsidiaries, the Bank and its subsidiaries manage and measure interest risk for non-trading
activities through ΔNII(Change in Net Interest Income) and ΔEVE(Change in Economic Value of Equity) in accordance with IRRBB(Interest Rate Risk in the Banking Book).
ΔNII represents a change in net interest income that may occur over a certain period (e.g. one year) due to changes in interest rates, and ΔEVE indicates the economic value changes in equity capital that could be caused by changes in interest rates affecting the present value of asset, liabilities, and off-balance
accounts.

ΔEVE and ΔNII calculated on interest risk in banking book(IRRBB) basis for assets and liabilities by subsidiary as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022		December 31, 2023
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	411,447	448,509	683,660	743,489
Woori Card Co., Ltd.	139,005	185,637	80,720	76,846
Woori Financial Capital Co., Ltd.	43,098	13,814	48,523	17,585
Woori Investment Bank Co., Ltd.	26,311	8,229	4,464	15,303
Woori Asset Trust Co., Ltd.	1,137	6,736	1,210	7,018
Woori Asset Management Corp.	913	1,299	832	2,154
Woori Savings Bank	6,618	10,348	7,347	11,077
Woori Private Equity Asset Management Co., Ltd.	547	886	80	775
Woori Global Asset Management Co., Ltd.	251	538	536	269
Woori Financial F&I Co., Ltd.	26,069	219	63,852	3,961
Woori Venture Partners Co., Ltd.(*3)	—	—	340	2,782

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income
(*3)	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
At the interest rate
re-pricing
date, cash flows (both principal and interest) of interest bearing assets and liabilities, which is the basis of non-trading
position interest rate risk management are as follows: (Unit: Korean Won in millions):

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	224,863,400	56,669,335	15,469,920	15,108,779	59,454,649	5,963,926	377,530,009
Financial assets at FVTPL	1,888,996	119,725	1,364	4,670	71,620	13,129	2,099,504
Financial assets at FVTOCI	6,093,805	4,224,460	3,014,625	3,550,982	15,409,527	584,203	32,877,602
Securities at amortized cost	2,749,432	1,806,804	1,768,936	1,427,736	20,126,354	2,100,203	29,979,465

Total	235,595,633	62,820,324	20,254,845	20,092,167	95,062,150	8,661,461	442,486,580

Liability:
Deposits due to customers	167,237,029	49,107,093	33,506,265	40,006,233	55,855,781	69,861	345,782,262
Borrowings	14,829,024	4,159,096	1,542,340	1,183,331	6,654,602	472,325	28,840,718
Debentures	9,068,737	4,905,727	4,633,137	4,962,350	19,621,659	3,298,581	46,490,191

Total	191,134,790	58,171,916	39,681,742	46,151,914	82,132,042	3,840,767	421,113,171

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	245,179,685	55,105,699	17,928,072	12,101,395	55,840,540	3,594,287	389,749,678
Financial assets at FVTPL	2,155,339	178,206	37,672	22,719	52,341	90	2,446,367
Financial assets at FVTOCI	5,976,531	3,489,341	2,425,700	3,008,905	22,852,783	756,272	38,509,532
Securities at amortized cost	1,451,409	1,230,486	3,335,565	1,416,082	15,907,380	2,171,914	25,512,836

Total	254,762,964	60,003,732	23,727,009	16,549,101	94,653,044	6,522,563	456,218,413

Liability:
Deposits due to customers	169,127,109	52,395,270	32,948,424	47,030,448	60,621,757	34,406	362,157,414
Borrowings	20,147,327	5,157,330	1,933,137	2,575,993	4,112,788	437,839	34,364,414
Debentures	7,741,466	5,188,081	4,104,309	5,168,597	18,443,853	3,223,255	43,869,561

Total	197,015,902	62,740,681	38,985,870	54,775,038	83,178,398	3,695,500	440,391,389

2) Currency risk
Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary
items or financial instruments denominated in the functional currency.
Financial instruments in foreign currencies exposed to currency risk as of December 31, 2022 and 2023 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2022
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	9,041	11,457,194	64,824	617,888	1,542	279,779	484	653,870	1,022,909	14,031,640
Loans and other financial assets at amortized cost	24,361	30,872,442	116,298	1,108,529	24,637	4,470,059	2,510	3,391,155	4,952,002	44,794,187
Financial assets at FVTPL	970	1,229,059	25,416	242,260	—	—	358	484,172	176,057	2,131,548
Financial assets at FVTOCI	3,307	4,191,383	—	—	3,999	725,511	2	2,573	725,271	5,644,738
Securities at amortized cost	576	729,811	—	—	3,540	642,214	69	93,250	206,497	1,671,772

Total	38,255	48,479,889	206,538	1,968,677	33,718	6,117,563	3,423	4,625,020	7,082,736	68,273,885

	December 31, 2022
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Liability
Financial liabilities at FVTPL	415	526,553	26,766	255,128	—	—	322	434,590	274,895	1,491,166
Deposits due to customers	24,569	31,135,881	227,260	2,166,196	28,125	5,102,886	2,108	2,847,863	5,008,487	46,261,313
Borrowings	6,894	8,737,229	44,365	422,876	1,023	185,652	431	582,034	2,179,085	12,106,876
Debentures	4,174	5,289,246	—	—	—	—	195	263,187	339,188	5,891,621
Other financial liabilities	3,040	3,852,255	8,685	82,783	4,295	779,233	380	513,285	200,249	5,427,805

Total	39,092	49,541,164	307,076	2,926,983	33,443	6,067,771	3,436	4,640,959	8,001,904	71,178,781

Off-balance accounts	6,698	8,488,374	34,512	328,964	1,141	207,012	787	1,063,680	868,470	10,956,500

	December 31, 2023
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	8,540	11,011,576	108,421	989,519	1,377	248,965	641	914,960	1,145,464	14,310,484
Loans and other financial assets at amortized cost	24,463	31,542,764	138,242	1,261,674	30,536	5,522,075	1,791	2,554,897	4,585,588	45,466,998
Financial assets at FVTPL	884	1,140,110	49,640	453,047	—	—	280	399,828	72,351	2,065,336
Financial assets at FVTOCI	3,136	4,044,155	—	—	3,882	701,938	6	8,549	738,710	5,493,352
Securities at amortized cost	1,223	1,576,690	—	—	618	111,839	68	97,393	184,938	1,970,860

Total	38,246	49,315,295	296,303	2,704,240	36,413	6,584,817	2,786	3,975,627	6,727,051	69,307,030

Liability
Financial liabilities at FVTPL	350	451,700	23,806	217,266	—	—	209	297,521	98,885	1,065,372
Deposits due to customers	23,962	30,896,247	279,377	2,549,759	23,162	4,188,690	2,122	3,027,521	5,531,242	46,193,459
Borrowings	9,339	12,041,139	70,741	645,621	1,658	299,748	225	321,529	2,632,379	15,940,416
Debentures	4,811	6,202,675	—	—	—	—	195	277,871	—	6,480,546
Other financial liabilities	3,448	4,446,194	26,977	246,206	7,752	1,401,956	99	141,404	387,310	6,623,070

Total	41,910	54,037,955	400,901	3,658,852	32,572	5,890,394	2,850	4,065,846	8,649,816	76,302,863

Off-balance accounts	7,748	9,990,349	30,143	275,101	2,043	369,483	796	1,135,845	568,935	12,339,713

(3) Liquidity risk
Liquidity risk refers to the risk that the Group may encounter difficulties in meeting obligations from its financial liabilities.
1) Liquidity risk management
Liquidity risk management is to prevent potential cash shortages as a result of mismatching maturity of assets and liabilities or unexpected cash outflows. The consolidated financial liabilities that are relevant to liquidity risk are incorporated within the scope of risk management. Derivatives instruments are excluded from those financial liabilities as they reflect expected cash flows for a pre-determined
period.

Assets and liabilities are grouped by account under Asset Liability Management (“ALM”) in accordance with the characteristics of the account. The Group manages liquidity risk by identifying the maturity gap and such gap ratio through various cash flows analysis (i.e. based on remaining maturity and contract period, etc.), while maintaining the gap ratio at or below the target limit.
The information on early repayment related to asset securitization is described in NOTE 40. CONTINGENT LIABILITIES AND COMMITMENTS (4) 5).

2)	Maturity analysis of non-derivative financial liabilities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	228,890,427	36,851,103	24,091,740	42,652,679	14,999,516	1,522,830	349,008,295
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,279	36,724	35,136	29,646	151,379	33,007	354,171
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	258,720,955	49,576,970	32,568,090	51,073,793	42,995,664	8,389,003	443,324,475

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	39,524	89,287	—	—	10,256	56,221	195,288
Deposits due to customers	236,125,560	39,103,357	22,776,074	50,089,672	16,898,791	1,549,490	366,542,944
Borrowings	11,415,214	6,626,722	4,345,143	4,579,032	4,331,196	437,839	31,735,146
Debentures	5,510,096	5,328,382	5,383,741	6,035,590	18,439,577	3,223,255	43,920,641
Lease liabilities	74,228	42,106	58,241	33,679	151,127	25,172	384,553
Other financial liabilities	15,059,935	233,081	21,356	26,403	1,025,252	4,195,930	20,561,957

Total	268,224,557	51,422,935	32,584,555	60,764,376	40,856,199	9,487,907	463,340,529

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	242,132,680	41,113,768	24,269,363	29,670,943	10,490,993	56,013	347,733,760
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,344	36,729	35,377	29,948	157,361	38,584	366,343
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	271,963,273	53,839,640	32,745,954	38,092,359	38,493,123	6,927,763	442,062,112

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	39,524	89,287	—	—	10,256	56,221	195,288
Deposits due to customers	241,935,362	41,132,677	23,468,344	44,082,420	14,717,842	505,146	365,841,791
Borrowings	11,419,501	6,630,868	4,346,740	4,579,314	4,331,196	437,839	31,745,458
Debentures	5,512,545	5,330,733	5,386,014	6,037,688	18,443,853	3,223,255	43,934,088
Lease liabilities	74,228	43,350	59,604	35,057	162,874	25,834	400,947
Other financial liabilities	15,059,935	233,081	21,356	26,403	1,025,252	4,195,930	20,561,957

Total	274,041,095	53,459,996	33,282,058	54,760,882	38,691,273	8,444,225	462,679,529

3) Maturity analysis of derivative financial liabilities
Derivatives held for trading purpose are not managed in accordance with their contractual maturity, since the Group holds such financial instruments with the purpose of disposing or redemption before their maturity. As such, those derivatives are incorporated as “within 3 months” in the table below. Derivatives designated for hedging purpose are estimated by offsetting cash inflows and cash outflows.
The cash flow by the maturity of derivative financial liabilities as of December 31, 2022 and 2023 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2022	Cash flow risk hedge	856	905	915	1,255	50,682	—	54,613
	Fair value risk hedge	25,048	16,175	31,974	18,540	118,027	(3,615)	206,149
	Trading purpose	8,905,125	—	—	—	—	—	8,905,125
December 31, 2023	Cash flow risk hedge	(1,223)	(875)	(590)	(302)	13,689	—	10,699
	Fair value risk hedge	29,176	34,370	157	35,272	30,241	—	129,216
	Trading purpose	5,943,024	—	—	—	—	—	5,943,024

4) Maturity analysis of
off-balance
accounts (Payment guarantees, commitments, and etcs)
A payment guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Loan commitments include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for payment guarantees, such as financial guarantees for debentures issued or loans, unused loan commitments, and other credits, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance
accounts as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Payment guarantees	11,921,586	13,793,301
Loan commitments	118,172,070	126,829,192
Other commitments	4,602,429	4,854,099
(4) Operational risk
The Group defines the operational risk that could cause a negative effect on capital resulting from inadequate internal process, labor work and systematic problem or external factors.
1) Operational risk management
The Group has established and operated a group operational risk management system to cope with new Basel III global regulations, which is implemented since 2023, and the management of operational risks follows the procedures for risk recognition, evaluation, measurement, monitoring and reporting, risk control and mitigation.
2) Operational risk measurement
The Group applies the standard approach for the purpose of calculating operational risk required equity capital.
- The standard approach is to calculate operational risk required equity capital by multiplying the Business Indicator Component(BIC), which is calculated by multiplying Business Indicator(BI) that is a measure based on consolidated financial statements and adjustment coefficient, and the Internal Loss Multiplier(ILM), an adjusted multiplier based on the average past loss and operating index.
“Operational risk required equity capital” = Business Indicator Component (BIC) × Internal Loss Multiplier(ILM) “Business Indicator Component(BIC)” = Business Index(BI) × Adjustment Coefficient “Internal Loss Multiplier(ILM)” = ln (exp(1)-1 + (Loss Component(LC)/Business Indicator Component(BIC)^0.8)

Bucket	Business Index (BI) section	The coefficient
1	1.4 trillion Won or less	12%
2	More than 1.4 trillion Won and less than or equal to 42 trillion Won	15%
3	Over 42 trillion Won	18%
(5) Capital management
The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2022 and 2023
Details of the Group’s capital adequacy ratio as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

Details	December 31, 2022	December 31, 2023
Tier 1 capital	23,757,296	26,343,941
Other Tier 1 capital	4,208,994	4,596,584
Tier 2 capital	3,437,735	3,815,920

Total risk-adjusted capital	31,404,025	34,756,445

Risk-weighted assets for credit risk	182,028,062	195,490,941
Risk-weighted assets for market risk	6,759,527	4,697,055
Risk-weighted assets for operational risk	16,519,885	19,603,749

Total risk-weighted assets	205,307,474	219,791,745

Common Equity Tier 1 ratio	11.57%	11.99%

Tier 1 capital ratio	13.62%	14.08%

Total capital ratio	15.30%	15.81%